Stock Incentive Plan	12 Months Ended
Jun. 30, 2021
Class of Stock Disclosures [Abstract]
Stock Incentive Plan
12. Stock Incentive Plan
The 2021 Omnibus Incentive Plan
Effective June 7, 2021, the Company adopted the 2021 Omnibus Incentive Plan (“the 2021 Plan”) which superseded the 2015 Stock Option Plan. Pursuant to the 2021 Plan, the Board of Directors may grant up to 11,200,000 shares under share-based awards to officers, directors, employees and consultants. The 2021 Plan must be approved by the stockholders of the Company, which approval must occur at the next annual meeting of stockholders and in any event no later than June 7, 2022. The 2021 Plan provides for the issuance of stock options, stock appreciation rights, performance shares, performance units, stock, restricted stock, restricted stock units and cash incentive awards. Shares issued under share-based payment awards may either be authorized and unissued shares or shares held in treasury. The 2021 Plan will terminate on June 7, 2031.
Incentive and
non-statutory
stock options may be granted with exercise prices not less than 100% of the fair value of our common stock on the date of grant. Awards granted under the 2021 Plan generally expire no later than 10 years after the date of grant.
On June 7, 2021, we legally granted options to purchase shares of common stock. The exercise price of these options was $10.50 per share and will expire 10 years after the grant date. The options will vest with respect to 25% on the date which is 18 months after the grant date and with respect to an additional 25% on each of the second, third and fourth anniversary dates of the grant date. However, the vested portion of the options will only become exercisable if the volume-weighted average price per share of our common stock is at least $12.50 over a
30-day
consecutive trading period following the grant date. We evaluated the grants under ASC 718—Compensation-Stock Compensation and determined a grant date and a service inception date for accounting purposes did not exist as of June 7, 2021 because all necessary approvals had not been obtained, which will not occur until the shareholders have approved the 2021 Plan. Until shareholder approval is obtained, the 2021 Plan and related options are not considered outstanding for accounting purposes (see Note 11), and no compensation expense associated with these grants will be recognized.
The 2015 Stock Option Plan
In October 2015, Legacy VWE established a
non-qualified
Stock Option Plan (“2015 Plan”) for the benefit of certain officers and key employees. The 2015 Plan permitted the granting of options to purchase up to 1,049,450 shares of Class A common stock. The exercise price was to be no less than 100% of the fair market value on the date of the grant, as determined by the Board of Directors. The options generally vested annually over a four-year period with a contractual life of five years.
In conjunction with Merger (see Note 2), each outstanding option to purchase shares of Legacy VWE Series A stock outstanding immediately prior to closing of the Merger, whether vested or unvested, was cancelled in exchange for a cash payment equal to the excess, if any, of the deemed fair value per share of the Legacy VWE Series A stock as determined by the per share merger consideration over the exercise price of such option multiplied by the number of shares of Company stock subject to such option (without interest and subject to any required withholding tax). The cash settlement was treated as a settlement of the options and resulted in a reduction of additional paid in capital of $5.3 million equal to the fair value of the options settled and the recognition of incremental compensation cost of $2.6 million representing the excess of purchase price over the fair value of the cancelled options at the time of settlement.
Total stock based compensation for the years ended June 30, 2021 and 2020, including the incremental compensation expense incurred in connection with the option settlement as of June 30, 2021, equaled $3.3 million and $0.3 million, respectively. The expense has been included as a component of selling, general and administrative expenses in the consolidated statement of operations. Stock based stock attributable to cost of revenue is insignificant.
The board approved the termination of the 2015 Stock Option Plan in February 2021 contingent on the merger consummation.
A summary of our stock option activity and related information under the 2015 Stock Option Plan is as follows (prior to recapitalization):

(in thousands)	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Intrinsic Value
Outstanding at June 30, 2019	670,629	$16.96	2.98	1,706,900
Granted	299,760	$22.50	—	—
Forfeited	(70,037)	$17.08	—	—

Outstanding, at June 30, 2020	900,352	$18.79	2.99	2,201,700
Granted
Forfeited	(84,373)	$18.31	—	—
Cancelled	(815,979)	$18.84	—	—

Outstanding, at June 30, 2021	—	$—	—	—

No options were granted during the year ended June 30, 2021. The weighted average grant date fair value per share of options granted for the year ended June 30, 2020 was $6.20.